Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of basic and diluted net loss per share attributable to ordinary shareholders
	For the year ended December 31,
	2021	2020
Numerator:
Net loss attributable to ordinary shareholders – basic and diluted	$(93,378)	$(9,605)
Denominator:
Weighted average ordinary shares outstanding – basic and diluted	75,362,870	28,312,125
Net loss per ordinary share:
Basic and diluted	$(1.24)	$(0.34)

Schedule of diluted net loss per share as the impact would be anti-dilutive
	As of December 31,
	2021	2020
EDGE warrants	2,176,081	2,176,081
Other nonemployee warrants	—	413,313
Employee awards	2,101,972	—
Share-based compensation liability	1,007,884	179,037
Private Warrants	10,250,000	—
Public Warrants	14,375,000	—
Redeemable preferred shares	—	7,500,000
Total	29,910,937	10,268,431